Commitments and Contingencies (Details) - Schedule of future minimum lease payments under non-cancelable operating - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of future minimum lease payments under non-cancelable operating [Abstract]
2021	¥ 4,927	$ 755
2022	4,597	705
2023	4,386	672
2024	4,374	670
2025	365	56
Total	¥ 18,649	$ 2,858